Common Stock Options (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Options Outstanding
Options outstanding - beginning balance	80,000
Options granted	105,000	430,000
Options forfeited		(350,000)
Options oustanding - ending balance	185,000	80,000
Options exercisable	65,000	20,000
Weighted average exercise price
Options outstanding - beginning balance	$ 0.70
Options granted	$ 0.93	$ 0.72
Options forfeited		$ 0.72
Options outstanding - ending balance	$ 0.83	$ 0.70
Options exercisable	$ 0.70	$ 0.65
Weighted average remaining contracted term
Warrants outstanding - beginning balance	9 years 11 days
Options granted	9 years 8 months 5 days	9 years 6 months 18 days
Options forfeited		9 years 6 months
Warrants outstanding - ending balance	9 years 4 months 24 days	9 years 9 months
Warrants exercisable	9 years 3 months 4 days	9 years 6 months
Aggregate intrinsic value
Options outstanding - beginning balance	$ 40,000
Options granted	28,350
Options outstanding - ending balance	68,350	40,000
Options exercisable	$ 22,500	$ 6,800